                             DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                            Washington, DC 20006-2401
                            Telephone: (202) 261-3300
                            Facsimile: (202) 261-3333


                                October 19, 1999


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

               Re: Re: The Coventry Group - The Counter Bond Fund -- File Nos. 33-44964, 811-6526

Dear Sir or Madam::

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (Trust), a registered management investment company, and its series, The Counter Bond Fund (Fund), that the form of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 62 on Form N-1A which was filed electronically with the Commission on October 8, 1999.


                                            Sincerely yours,


                                            /s/ Olivia P. Adler
                                            Olivia P. Adler
OA/vp